Description of Business, Basis of Presentation and Significant Accounting Policies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition [Line Items]
Debt instrument, maturity date	Apr. 15, 2029
Restricted cash	$ 57.4	$ 40.5
Interest costs capitalized	$ 21.0	28.1	$ 12.8
Finite lived intangible assets useful lives	5 years
Advertising Expense	$ 347.8	$ 203.4	$ 201.6
Goodwill Impairment Carrying Value	$ 811.2
Equity Method Investments Investee
Business Acquisition [Line Items]
Equity method investment, ownership percentage	20.00%
Minimum
Business Acquisition [Line Items]
Variable interest entity, qualitative or quantitative information, ownership percentage	20.00%
Finite lived intangible assets useful lives	5 years
Minimum | Equity Method Investments Investee
Business Acquisition [Line Items]
Equity method investment, ownership percentage	20.00%
Maximum
Business Acquisition [Line Items]
Finite lived intangible assets useful lives	15 years
Maximum | Equity Method Investments Investee
Business Acquisition [Line Items]
Equity method investment, ownership percentage	50.00%
Lionsgate
Business Acquisition [Line Items]
Debt instrument, interest rate, stated percentage	5.50%
Business acquisition, equity interest issued or issuable, number of shares	253.4